Insurance business - Insurance service result (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Insurance revenue
Amounts relating to changes in liabilities for remaining coverage	$ 2,456	$ 2,096
– Contractual service margin recognised for services provided	1,331	1,126
– Change in risk adjustment for non-financial risk for risk expired	66	36
– Expected incurred claims and other insurance service expenses	1,056	898
– Other	3	36
Recovery of insurance acquisition cash flows	296	163
– insurance revenue	2,752	2,259	$ 1,977
Insurance service expenses
Incurred claims and other insurance service expenses	(1,044)	(907)
Losses and reversal of losses on onerous contracts	(123)	(109)
Amortisation of insurance acquisition cash flows	(296)	(163)
Adjustments to liabilities for incurred claims	21	(2)
Total insurance service expenses	(1,442)	(1,181)	(1,168)
Total insurance service result	1,310	1,078	$ 809
Life direct participating and investment DPF contracts
Insurance revenue
Amounts relating to changes in liabilities for remaining coverage	1,890	1,626
– Contractual service margin recognised for services provided	1,143	975
– Change in risk adjustment for non-financial risk for risk expired	46	21
– Expected incurred claims and other insurance service expenses	698	594
– Other	3	36
Recovery of insurance acquisition cash flows	195	109
– insurance revenue	2,085	1,735
Insurance service expenses
Incurred claims and other insurance service expenses	(616)	(615)
Losses and reversal of losses on onerous contracts	(50)	(32)
Amortisation of insurance acquisition cash flows	(195)	(109)
Adjustments to liabilities for incurred claims	(6)	(1)
Total insurance service expenses	(867)	(757)
Total insurance service result	1,218	978
Life other contracts
Insurance revenue
Amounts relating to changes in liabilities for remaining coverage	566	470
– Contractual service margin recognised for services provided	188	151
– Change in risk adjustment for non-financial risk for risk expired	20	15
– Expected incurred claims and other insurance service expenses	358	304
– Other	0	0
Recovery of insurance acquisition cash flows	101	54
– insurance revenue	667	524
Insurance service expenses
Incurred claims and other insurance service expenses	(428)	(292)
Losses and reversal of losses on onerous contracts	(73)	(77)
Amortisation of insurance acquisition cash flows	(101)	(54)
Adjustments to liabilities for incurred claims	27	(1)
Total insurance service expenses	(575)	(424)
Total insurance service result	$ 92	$ 100